Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan assets measured at fair value and NAV	The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Measured at NAV	Total
Collective trust funds	$—	$—	$—	$1,570,045,160	$1,570,045,160
Mutual funds	141,835,067	—	—	—	141,835,067
Stock fund	27,272,518	—	—	—	27,272,518
Self-directed brokerage account	88,324,813	—	—	—	88,324,813
Total assets at fair value	$257,432,398	$—	$—	$1,570,045,160	$1,827,477,558

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Measured at NAV	Total
Collective trust funds	$—	$—	$—	$1,406,314,045	$1,406,314,045
Mutual funds	141,977,358	—	—	—	141,977,358
Stock fund	33,852,567	—	—	—	33,852,567
Self-directed brokerage account	58,819,602	—	—	—	58,819,602
Total assets at fair value	$234,649,527	$—	$—	$1,406,314,045	$1,640,963,572
C. FAIR VALUE MEASUREMENTS (Concluded)
    The following table summarizes investments measured at fair value using the NAV per share practical expedient as of December 31, 2025 and 2024. Were the Plan to initiate a full redemption of the collective trust funds, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

	Fair Value at December 31,
	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Collective trust funds:
FIAM Small Capitalization Core Commingled Pool Class D	$30,567,734	$28,464,955	None	Daily	30 days
Fidelity® Diversified International Commingled Pool	38,388,521	31,903,802	None	Daily	30 days
Fidelity® Low-Priced Stock Commingled Pool	30,988,309	31,158,488	None	Daily	30 days
FIAM Core Plus Commingled Pool Class J	56,302,180	59,410,603	None	Daily	30 days
Spartan® 500 Index Pool Class D	251,346,245	204,102,418	None	Daily	30 days
Spartan® Total International Index Pool Class D	49,214,986	37,786,537	None	Daily	30 days
Fidelity Freedom® Blend Retirement Commingled Pool Class S	4,134,070	4,098,981	None	Daily	30 days
Fidelity Freedom® Blend 2010 Commingled Pool Class S	5,228,235	5,049,938	None	Daily	30 days
Fidelity Freedom® Blend 2015 Commingled Pool Class S	8,037,875	8,318,918	None	Daily	30 days
Fidelity Freedom® Blend 2020 Commingled Pool Class S	34,570,070	38,556,894	None	Daily	30 days
Fidelity Freedom® Blend 2025 Commingled Pool Class S	77,846,836	85,784,508	None	Daily	30 days
Fidelity Freedom® Blend 2030 Commingled Pool Class S	166,864,164	154,721,850	None	Daily	30 days
Fidelity Freedom® Blend 2035 Commingled Pool Class S	144,678,715	124,841,919	None	Daily	30 days
Fidelity Freedom® Blend 2040 Commingled Pool Class S	135,591,891	111,479,687	None	Daily	30 days
Fidelity Freedom® Blend 2045 Commingled Pool Class S	124,117,773	99,543,696	None	Daily	30 days
Fidelity Freedom® Blend 2050 Commingled Pool Class S	86,582,209	68,138,819	None	Daily	30 days
Fidelity Freedom® Blend 2055 Commingled Pool Class S	57,414,280	45,722,946	None	Daily	30 days
Fidelity Freedom® Blend 2060 Commingled Pool Class S	33,302,591	24,937,856	None	Daily	30 days
Fidelity Freedom® Blend 2065 Commingled Pool Class S	13,266,043	8,351,582	None	Daily	30 days
Fidelity Freedom® Blend 2070 Commingled Pool Class S	884,579	29,015	None	Daily	30 days
Harbor Capital Appreciation CIT Class R	207,182,775	220,279,651	None	Daily	30 days
Managed Income Portfolio Class II	13,535,079	13,630,982	None	Daily	12 months
	$1,570,045,160	$1,406,314,045